Putnam Small Cap Growth Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (96.7%)(a)
	Shares	Value
Banks (2.6%)
Bancorp, Inc. (The)(NON)	283,400	$8,028,722
ServisFirst Bancshares, Inc.	117,600	11,206,104
Silvergate Capital Corp. Class A(NON)	14,900	2,243,493

		21,478,319
Biotechnology (5.2%)
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	47,000	5,515,920
Biohaven Pharmaceutical Holding Co., Ltd.(NON)(S)	81,000	9,604,170
Cytokinetics, Inc.(NON)	184,800	6,802,488
Denali Therapeutics, Inc.(NON)	59,400	1,910,898
Halozyme Therapeutics, Inc.(NON)	289,000	11,525,320
Insmed, Inc.(NON)	198,800	4,671,800
Intellia Therapeutics, Inc.(NON)	42,100	3,059,407

		43,090,003
Building products (0.5%)
Advanced Drainage Systems, Inc.	16,900	2,007,889
AZEK Co., Inc. (The)(NON)	92,636	2,301,078

		4,308,967
Capital markets (2.0%)
Hamilton Lane, Inc. Class A	158,385	12,241,577
StepStone Group, Inc. Class A	124,800	4,125,888

		16,367,465
Chemicals (0.8%)
Orion Engineered Carbons SA (Luxembourg)	141,800	2,264,546
Perimeter Solutions SA (Luxembourg)(NON)	375,672	4,549,388

		6,813,934
Commercial services and supplies (3.0%)
Brink's Co. (The)	117,000	7,956,000
Casella Waste Systems, Inc. Class A(NON)	37,900	3,321,935
Montrose Environmental Group, Inc.(NON)	261,652	13,849,240

		25,127,175
Construction and engineering (3.1%)
EMCOR Group, Inc.	57,800	6,510,014
WillScot Mobile Mini Holdings Corp.(NON)	487,336	19,069,458

		25,579,472
Containers and packaging (0.6%)
Ranpak Holdings Corp.(NON)	246,376	5,033,462

		5,033,462
Electronic equipment, instruments, and components (3.2%)
Littelfuse, Inc.	48,100	11,996,621
Novanta, Inc.(NON)	101,705	14,471,604

		26,468,225
Energy equipment and services (1.6%)
ChampionX Corp.(NON)	374,200	9,160,416
Liberty Oilfield Services, Inc. Class A(NON)	287,900	4,266,678

		13,427,094
Equity real estate investment trusts (REITs) (0.9%)
Ryman Hospitality Properties, Inc.(NON)	78,200	7,254,614

		7,254,614
Food and staples retail (1.6%)
Performance Food Group Co.(NON)(S)	264,800	13,480,968

		13,480,968
Health-care equipment and supplies (7.8%)
AtriCure, Inc.(NON)	70,700	4,642,869
Axonics, Inc.(NON)(S)	144,000	9,014,400
CONMED Corp.	122,880	18,253,824
InMode, Ltd. (Israel)(NON)	401,998	14,837,746
Lantheus Holdings, Inc.(NON)	270,800	14,977,948
STAAR Surgical Co.(NON)	31,800	2,541,138

		64,267,925
Health-care providers and services (3.9%)
Option Care Health, Inc.(NON)	174,900	4,995,144
R1 RCM, Inc.(NON)	786,353	21,042,806
Surgery Partners, Inc.(NON)	113,600	6,253,680

		32,291,630
Health-care technology (1.3%)
Health Catalyst, Inc.(NON)	132,377	3,459,011
Omnicell, Inc.(NON)	59,200	7,665,808

		11,124,819
Hotels, restaurants, and leisure (5.9%)
Accel Entertainment, Inc.(NON)	459,700	5,599,146
Churchill Downs, Inc.	69,200	15,347,176
Everi Holdings, Inc.(NON)	449,600	9,441,600
F45 Training Holdings, Inc.(NON)	372,010	3,980,507
Planet Fitness, Inc. Class A(NON)(S)	171,600	14,496,768

		48,865,197
Insurance (1.9%)
Kinsale Capital Group, Inc.	69,054	15,745,693

		15,745,693
Interactive media and services (1.4%)
Ziff Davis, Inc.(NON)	120,500	11,661,990

		11,661,990
Internet and direct marketing retail (0.6%)
Revolve Group, Inc.(NON)	96,800	5,197,192

		5,197,192
IT Services (3.5%)
Perficient, Inc.(NON)	129,854	14,295,627
WNS Holdings, Ltd. ADR (India)(NON)	171,900	14,695,731

		28,991,358
Life sciences tools and services (2.5%)
Medpace Holdings, Inc.(NON)	104,900	17,160,591
Repligen Corp.(NON)	19,169	3,605,497

		20,766,088
Machinery (2.2%)
Altra Industrial Motion Corp.	128,700	5,010,291
RBC Bearings, Inc.(NON)(S)	68,337	13,249,178

		18,259,469
Media (3.0%)
Cable One, Inc.	5,469	8,007,929
TechTarget, Inc.(NON)	207,029	16,827,317

		24,835,246
Metals and mining (0.3%)
MP Materials Corp.(NON)	47,600	2,729,384

		2,729,384
Oil, gas, and consumable fuels (2.6%)
Magnolia Oil & Gas Corp. Class A	380,100	8,989,365
Matador Resources Co.	152,400	8,074,152
SM Energy Co.	106,500	4,148,175

		21,211,692
Pharmaceuticals (0.9%)
Antares Pharma, Inc.(NON)	741,100	3,038,510
Pacira BioSciences, Inc(NON)	62,100	4,739,472

		7,777,982
Professional services (1.5%)
Korn Ferry	188,600	12,247,684

		12,247,684
Real estate management and development (2.4%)
Colliers International Group, Inc. (Canada)	150,280	19,586,948

		19,586,948
Road and rail (4.6%)
Saia, Inc.(NON)	53,161	12,961,715
TFI International, Inc. (Canada)	236,300	25,167,656

		38,129,371
Semiconductors and semiconductor equipment (5.1%)
Nova, Ltd. (Israel)(NON)(S)	169,297	18,433,057
Onto Innovation, Inc.(NON)	110,700	9,618,723
Synaptics, Inc.(NON)	37,300	7,441,350
Ultra Clean Holdings, Inc.(NON)	167,730	7,110,075

		42,603,205
Software (10.5%)
Digital Turbine, Inc.(NON)(S)	178,500	7,820,085
Manhattan Associates, Inc.(NON)	115,300	15,993,263
Paylocity Holding Corp.(NON)	65,363	13,449,745
Rapid7, Inc.(NON)	78,100	8,687,844
Sprout Social, Inc. Class A(NON)	62,800	5,031,536
SPS Commerce, Inc.(NON)	100,200	13,146,240
Verra Mobility Corp.(NON)	1,038,652	16,909,255
Workiva, Inc.(NON)	51,300	6,053,400

		87,091,368
Specialty retail (5.7%)
Boot Barn Holdings, Inc.(NON)	233,828	22,164,556
Five Below, Inc.(NON)	89,493	14,173,006
Lithia Motors, Inc.	35,300	10,594,236

		46,931,798
Textiles, apparel, and luxury goods (1.4%)
Deckers Outdoor Corp.(NON)	21,800	5,968,186
Kontoor Brands, Inc.	124,900	5,164,615

		11,132,801
Thrifts and mortgage finance (0.5%)
Walker & Dunlop, Inc.	32,841	4,250,282

		4,250,282
Trading companies and distributors (2.1%)
Applied Industrial Technologies, Inc.	87,550	8,987,883
H&E Equipment Services, Inc.	51,900	2,258,688
SiteOne Landscape Supply, Inc.(NON)	35,894	5,803,701

		17,050,272

Total common stocks (cost $628,711,378)		$801,179,092

SHORT-TERM INVESTMENTS (7.4%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.37%(AFF)	36,015,290	$36,015,290
Putnam Short Term Investment Fund Class P 0.39%(AFF)	24,909,164	24,909,164

Total short-term investments (cost $60,924,454)		$60,924,454
TOTAL INVESTMENTS

Total investments (cost $689,635,832)		$862,103,546

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2021 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $828,822,786.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$102,743,164	$363,470,451	$430,198,325	$49,082	$36,015,290
	Putnam Short Term Investment Fund**	13,768,127	183,878,319	172,737,282	18,339	24,909,164

	Total Short-term investments	$116,511,291	$547,348,770	$602,935,607	$67,421	$60,924,454
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $36,015,290 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $35,057,485.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$36,497,236	$—	$—
Consumer discretionary	112,126,988	—	—
Consumer staples	13,480,968	—	—
Energy	34,638,786	—	—
Financials	57,841,759	—	—
Health care	179,318,447	—	—
Industrials	140,702,410	—	—
Information technology	185,154,156	—	—
Materials	14,576,780	—	—
Real estate	26,841,562	—	—

Total common stocks	801,179,092	—	—
Short-term investments	—	60,924,454	—

Totals by level	$801,179,092	$60,924,454	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com